As filed with the Securities and Exchange Commission on December 7, 2000 Registration Nos.
33-88458
811-08946

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                 FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                              [_]
Post-Effective Amendment No. 10                          [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 30                                         [X]
                       (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive,
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices)(Zip Code)

                                (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and Address of Agent for Service)

                       Copies of all communications to:

         Diane N. Ledger                      Jane A. Kanter, Esq.
  Pacific Life Insurance Company             Dechert Price & Rhoads
         P.O. Box 9000                        1775 Eye Street, N.W.
   Newport Beach, CA 92658-9030            Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering______________________________


It is proposed that this filing will become effective (check appropriate box)

     [X] immediately upon filing pursuant to paragraph (b) of Rule 485
     [_] on _______________ pursuant to paragraph (b) of Rule 485
     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: interests in the Separate Account under Pacific One individual flexible premium deferred variable annuity contracts.

Filing Fee:  None

                                  PROSPECTUS

(Included in Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-00-000957, filed on April 21, 2000, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Registration's Form 497, File No. 33-88458, Accession No. 0001017062-00-002110, filed on October 2, 2000, and incorporated by reference herein.)

          Supplement Dated            to Prospectus Dated May 1, 2000
                  for Pacific One, a variable annuity contract
                    issued by Pacific Life Insurance Company

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a supplement dated October 2, 2000:

                      ---------------------------------------------------------
Eleven new Variable    The following new Variable Investment Options are added
Investment Options     to the list on page 1 of the Prospectus.
are available
                       .Blue Chip                .Strategic Value
                       .Aggressive Growth        .Focused 30
                       .Financial Services       .Capital Opportunities
                       .Health Sciences          .Mid-Cap Growth
                       .Technology               .Global Growth
                       .Telecommunications

                      ---------------------------------------------------------
The Bond and Income    The Bond and Income Variable Account terminated on
Investment Option      September 22, 2000.
is no longer
available              All references to the Bond and Income Investment
                       Option, Portfolio, Subaccount or Variable Account in the Prospectus are removed.

                       Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income Subaccount, the instruction will be deemed an instruction for the Managed Bond Subaccount. Instructions include, but are not limited to, instructions for Purchase Payment allocations, any transfer or exchange instructions, including instructions under the Portfolio Rebalancing, Dollar Cost Averaging, and Sweep Programs, and Partial Withdrawal instructions.

                      ---------------------------------------------------------
The new eleven         The new eleven Variable Accounts invest in their
Variable Accounts      corresponding Portfolios of the Fund. References to the
are added as           22 Variable Investment Options throughout the
Variable Investment    Prospectus are changed to refer to 31 Variable
Options                Investment Options or Subaccounts.

                      ---------------------------------------------------------
The International      Lazard Asset Management is the portfolio manager of the
Value Portfolio has    International Value Portfolio.
a new portfolio
manager

                      ---------------------------------------------------------
A portfolio manager    Mercury Asset Management US has changed its name to
has changed its        Mercury Advisors.
name

                      ---------------------------------------------------------
AN OVERVIEW OF         The following replaces the Other Expenses section on
PACIFIC ONE- Fees      page 7 of the Prospectus:
and Expenses Paid
by the Pacific         Other expenses
Select Fund: Other
Expenses is            The table also shows the advisory fee and Fund expenses
replaced               as an annual percentage of each Portfolio's average
                       daily net assets for the year 2000, adjusted to reflect reduced custody fees. To help limit Fund expenses, effective July 1, 2000 we contractually agreed to waive all or part of our investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for Portfolios that started on or after October
                       2, 2000, that do not exceed the previously established
                       0.25% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 2000, Pacific Life reimbursed approximately $19,662 to the I-Net
                       Tollkeeper Portfolio, $12,631 to the Strategic Value
                       Portfolio, $4,849 to the Focused 30 Portfolio and
                       $15,042 to the Small-Cap Index Portfolio.

                   --------------------------------------------------------------------------
                                                                      Less
                                          Advisory Other    Total     adviser's     Total net
                   Portfolio              fee      expenses expenses+ reimbursement expenses
                   --------------------------------------------------------------------------
                                              As an annual % of average daily net assets
                   Blue Chip/1/           0.95     0.06     1.01       --           1.01
                   Aggressive Growth/1/   1.00     0.06     1.06       --           1.06
                   Aggressive Equity      0.80     0.04     0.84       --           0.84
                   Emerging Markets/2/    1.10     0.20     1.30       --           1.30
                   Diversified Research   0.90     0.09     0.99       --           0.99
                   Small-Cap Equity/2/    0.65     0.05     0.70       --           0.70
                   International
                    Large-Cap/2/          1.05     0.14     1.19       --           1.19
                   Equity                 0.65     0.04     0.69       --           0.69
                   I-Net Tollkeeper/2/    1.50     0.13     1.63      (0.02)        1.61
                   Financial Services/1/  1.10     0.15     1.25      (0.05)        1.20
                   Health Sciences/1/     1.10     0.11     1.21      (0.01)        1.20
                   Technology/1/          1.10     0.08     1.18       --           1.18
                   Telecommunications/1/  1.10     0.08     1.18       --           1.18
                   Multi-Strategy         0.65     0.04     0.69       --           0.69
                   Equity Income          0.65     0.04     0.69       --           0.69
                   Strategic Value        0.95     0.54     1.49      (0.44)        1.05
                   Growth LT              0.75     0.04     0.79       --           0.79
                   Focused 30             0.95     0.44     1.39      (0.34)        1.05
                   Mid-Cap Value          0.85     0.04     0.89       --           0.89
                   International Value    0.85     0.11     0.96       --           0.96
                   Capital
                    Opportunities/1/      0.80     0.06     0.86       --           0.86
                   Mid-Cap Growth/1/      0.90     0.06     0.96       --           0.96
                   Global Growth/1/       1.10     0.19     1.29       --           1.29
                   Equity Index/2/        0.25     0.04     0.29       --           0.29
                   Small-Cap Index/2/     0.50     0.13     0.63      (0.02)        0.61
                   REIT                   1.10     0.05     1.15       --           1.15
                   Government
                    Securities/2/         0.60     0.05     0.65       --           0.65
                   Managed Bond/2/        0.60     0.05     0.65       --           0.65
                   Money Market/2/        0.34     0.04     0.38       --           0.38
                   High Yield Bond/2/     0.60     0.04     0.64       --           0.64
                   Large-Cap Value        0.85     0.05     0.90       --           0.90
                   --------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 2000 because the Portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these Portfolios,
                           after deduction of an offset for custodian credits were: 1.29% for Emerging Markets Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.18% for International Large-Cap Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.28% for Equity Index Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Government Securities Portfolio, 0.64% for Managed Bond Portfolio, 0.37% for Money Market Portfolio, and 0.63% for High Yield Bond Portfolio.
                       + The Fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $850,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0067% or less of any Portfolio's average daily net assets.

                      ---------------------------------------------------------

AN OVERVIEW OF         The Examples on page 8 of the Prospectus is replaced
PACIFIC ONE-           with the following:
Examples is
replaced               The following table shows the expenses you would pay on
                       each $1,000 you invested if, at the end of each period, you: annuitized your Contract, surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $80,000

                       . the Investment Options have an annual return of 5%

                       . the Annual Fee is deducted even when the Contract
                         Value goes over $100,000 and a waiver would normally apply.

                       without rider reflects the expenses you would pay if you did not buy the optional Enhanced Guaranteed Minimum Death Benefit Rider.

                       with rider reflects expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider. These expenses depend on the age of the youngest Annuitant on the Contract Date.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                       --------------------------------------------------------
                                              Expenses ($)
                       --------------------------------------------------------
                       Variable Account       1 yr 3 yr 5 yr 10 yr
                       --------------------------------------------------------
                       Blue Chip
                       without rider            25   77  131   279
                       with rider; age 0-65     26   80  136   289
                       with rider; age 66-75    28   86  146   308
                       --------------------------------------------------------
                       Aggressive Growth
                       without rider            25   78  133   283
                       with rider; age 0-65     26   81  138   293
                       with rider; age 66-75    28   87  148   313
                       --------------------------------------------------------
                       Aggressive Equity
                       without rider            23   71  122   261
                       with rider; age 0-65     24   74  127   272
                       with rider; age 66-75    26   81  137   292
                       --------------------------------------------------------
                       Emerging Markets
                       without rider            28   85  145   306
                       with rider; age 0-65     29   88  150   316
                       with rider; age 66-75    31   94  160   335
                       --------------------------------------------------------
                       Diversified Research
                       without rider            25   76  130   277
                       with rider; age 0-65     26   79  135   287
                       with rider; age 66-75    28   85  145   306
                       --------------------------------------------------------
                       Small-Cap Equity
                       without rider            22   67  115   246
                       with rider; age 0-65     23   70  120   256
                       with rider; age 66-75    25   76  130   277
                       --------------------------------------------------------
                       International Large Cap
                       without rider            27   82  139   295
                       with rider; age 0-65     28   85  144   305
                       with rider; age 66-75    30   91  154   325
                       --------------------------------------------------------
                       Equity
                       without rider            22   67  115   246
                       with rider; age 0-65     23   70  120   256
                       with rider; age 66-75    25   76  130   277
                       --------------------------------------------------------

                       --------------------------------------------
                                                 Expenses ($)
                       --------------------------------------------
                       Variable Account       1 yr 3 yr 5 yr 10 yr
                       --------------------------------------------
                       I-Net Tollkeeper
                       without rider            31   94  160   335
                       with rider; age 0-65     32   97  165   345
                       with rider; age 66-75    34  103  175   363
                       --------------------------------------------
                       Financial Services
                       without rider            27   82  140   297
                       with rider; age 0-65     28   85  145   307
                       with rider; age 66-75    30   91  155   326
                       --------------------------------------------
                       Health Sciences
                       without rider            27   82  140   297
                       with rider; age 0-65     28   85  145   307
                       with rider; age 66-75    30   91  155   326
                       --------------------------------------------
                       Technology
                       without rider            27   82  139   295
                       with rider; age 0-65     28   85  144   305
                       with rider; age 66-75    30   91  154   325
                       --------------------------------------------
                       Telecommunications
                       without rider            27   82  139   295
                       with rider; age 0-65     28   85  144   305
                       with rider; age 66-75    30   91  154   325
                       --------------------------------------------
                       Multi-Strategy
                       without rider            22   67  115   246
                       with rider; age 0-65     23   70  120   256
                       with rider; age 66-75    25   76  130   277
                       --------------------------------------------
                       Equity Income
                       without rider            22   67  115   246
                       with rider; age 0-65     23   70  120   256
                       with rider; age 66-75    25   76  130   277
                       --------------------------------------------
                       Strategic Value
                       without rider            25   78  133   282
                       with rider; age 0-65     26   81  138   292
                       with rider; age 66-75    28   87  148   312
                       --------------------------------------------
                       Growth LT
                       without rider            23   70  120   256
                       with rider; age 0-65     24   73  125   267
                       with rider; age 66-75    26   79  135   287
                       --------------------------------------------
                       Focused 30
                       without rider            25   78  133   282
                       with rider; age 0-65     26   81  138   292
                       with rider; age 66-75    28   87  148   312
                       --------------------------------------------
                       Mid-Cap Value
                       without rider            24   73  125   266
                       with rider; age 0-65     25   76  130   277
                       with rider; age 66-75    27   82  140   297
                       --------------------------------------------
                       International Value
                       without rider            24   75  128   274
                       with rider; age 0-65     25   78  133   284
                       with rider; age 66-75    27   84  143   303
                       --------------------------------------------
                       Capital Opportunities
                       without rider            23   72  123   263
                       with rider; age 0-65     24   75  128   274
                       with rider; age 66-75    26   81  138   294
                       --------------------------------------------
                       Mid-Cap Growth
                       without rider            24   75  128   274
                       with rider; age 0-65     25   78  133   284
                       with rider; age 66-75    27   84  143   303
                       --------------------------------------------

                   -------------------------------------------
                                              Expenses ($)
                   -------------------------------------------
                   Variable Account       1 yr 3 yr 5 yr 10 yr
                   -------------------------------------------
                   Global Growth
                   without rider            28   85  145   306
                   with rider; age 0-65     29   88  150   316
                   with rider; age 66-75    31   94  160   335
                   -------------------------------------------
                   Equity Index
                   without rider            18   54   94   203
                   with rider; age 0-65     19   57   99   214
                   with rider; age 66-75    21   64  109   235
                   -------------------------------------------
                   Small-Cap Index
                   without rider            21   64  110   237
                   with rider; age 0-65     22   67  115   247
                   with rider; age 66-75    24   73  125   268
                   -------------------------------------------
                   REIT
                   without rider            26   81  138   292
                   with rider; age 0-65     27   84  143   302
                   with rider; age 66-75    29   90  153   322
                   -------------------------------------------
                   Government Securities
                   without rider            21   65  111   239
                   with rider; age 0-65     22   68  116   249
                   with rider; age 66-75    24   74  126   270
                   -------------------------------------------
                   Managed Bond
                   without rider            21   65  112   241
                   with rider; age 0-65     22   68  117   251
                   with rider; age 66-75    24   75  127   272
                   -------------------------------------------
                   Money Market
                   without rider            18   57   98   213
                   with rider; age 0-65     19   60  103   223
                   with rider; age 66-75    22   66  114   244
                   -------------------------------------------
                   High Yield Bond
                   without rider            21   65  112   240
                   with rider; age 0-65     22   68  117   250
                   with rider; age 66-75    24   74  127   271
                   -------------------------------------------
                   Large-Cap Value
                   without rider            24   73  125   268
                   with rider; age 0-65     25   76  130   278
                   with rider; age 66-75    27   82  140   298
                   -------------------------------------------

                      ---------------------------------------------------------
YOUR INVESTMENT        The chart on page 10 of the Prospectus YOUR INVESTMENT
OPTIONS:               OPTIONS: Your Variable Investment Options is amended to
Your Variable          add the following:
Investment Options
is amended

                                                     Primary Investments               Portfolio
       Portfolio            Objective            (under normal circumstances)           Manager
 ------------------------------------------------------------------------------------------------
  Blue Chip           Long-term growth of    Equity securities of "blue chip"     A I M
                      capital. Current       companies--typically large companies
                      income is of           that are well established in their
                      secondary importance.  respective industries.
------------------------------------------------------------------------------------------------

  Aggressive Growth   Long-term growth of    Equity securities of small- and      A I M
                      capital.               medium-sized growth companies.

------------------------------------------------------------------------------------------------

  Financial Services  Long-term growth of    Equity securities in the financial   INVESCO
                      capital.               services sector. Such companies
                                             include banks, insurance companies,
                                             brokerage firms and other finance-
                                             related firms.
------------------------------------------------------------------------------------------------

  Health Sciences     Long-term growth of    Equity securities in the health      INVESCO
                      capital.               sciences sector. Such as companies
                                             that develop, produce or distribute
                                             products or services related to
                                             health care.
------------------------------------------------------------------------------------------------

  Technology          Long-term growth of    Equity securities in the technology  INVESCO
                      capital.               sector. Such companies include
                                             biotechnology, communications,
                                             computers, electronics, Internet
                                             telecommunications, networking,
                                             robotics and video.
------------------------------------------------------------------------------------------------

  Telecommunications  High total return.     Equity securities in the             INVESCO
                                             telecommunications sector. Such as
                                             companies that offer telephone
                                             service, wireless communications,
                                             satellite communications, television
                                             and movie programming, broadcasting
                                             and Internet access.
------------------------------------------------------------------------------------------------

  Strategic Value     Long-term growth of    Equity securities with the potential Janus Capital
                      capital.               for long-term growth of capital.     Corporation

------------------------------------------------------------------------------------------------

  Focused 30          Long-term growth of    Equity securities selected for their Janus Capital
                      capital.               growth potential.                    Corporation

------------------------------------------------------------------------------------------------

  Capital             Long-term growth of    Equity securities with the potential MFS
   Opportunities      capital.               for long-term growth of capital.

------------------------------------------------------------------------------------------------

  Mid-Cap Growth      Long-term growth of    Equity securities of medium-sized    MFS
                      capital.               companies believed to have above-
                                             average growth potential.

------------------------------------------------------------------------------------------------

  Global Growth       Capital appreciation.  Equity securities of any size        MFS
                                             located within and outside of the
                                             U.S.
------------------------------------------------------------------------------------------------

                      ---------------------------------------------------------
ADDITIONAL             The following replaces Telephone Transactions on page
INFORMATION:           38 of the Prospectus:
Telephone
Transactions           Telephone and Electronic Transactions
is changed to          You are automatically entitled to make certain
Telephone and          transactions by telephone or, to the extent available
Electronic             in early 2001, electronically. You may also authorize
Transactions           other people to make certain transaction requests by
                       telephone or to the extent available electronically by so indicating on the application or by sending us instructions in writing in a form acceptable to us. We cannot guarantee that you or any other person you authorize will always be able to reach us to complete a telephone or electronic transaction; for example, all telephone lines or our web-site may be busy during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or telephones or the internet may be out of service during severe weather conditions or other emergencies. Under these circumstances, you should submit your request in writing (or other form acceptable to us). Transaction instructions we receive by telephone or electronically before 4:00 p.m. Eastern time on any Business Day will usually be effective on that day, and we will provide you confirmation of each telephone or electronic transaction.

                       We have established procedures reasonably designed to
                       confirm that instructions communicated by telephone or
                       electronically are genuine. These procedures may
                       require any person requesting a telephone or electronic
                       transaction to provide certain personal identification
                       upon our request. We may also record all or part of any
                       telephone conversation with respect to transaction
                       instructions. We reserve the right to deny any
                       transaction request made by telephone or
                       electronically. You are authorizing us to accept and to
                       act upon instructions received by telephone or
                       electronically with respect to your Contract, and you
                       agree that, so long as we comply with our procedures,
                       neither we, any of our affiliates, nor the Fund, or any
                       of their directors, trustees, officers, employees or
                       agents will be liable for any loss, liability, cost or
                       expense (including attorneys' fees) in connection with
                       requests that we believe to be genuine. This policy
                       means that so long as we comply with our procedures,
                       you will bear the risk of loss arising out of the
                       telephone and electronic transaction privileges of your
                       Contract. If a Contract has Joint Owners, each Owner
We expect to make      may individually make transaction requests by
the electronic         telephone.
transaction and
delivery features      Electronic Delivery Authorization
available in early     Subject to availability, you may authorize us to
2001. Please ask       provide prospectuses, statements and other information
your registered        ("documents") electronically by so indicating on the
representative for     application, or by sending us instructions in writing
more information       in a form acceptable to us to receive such documents
                       electronically. You must have Internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges.
                       Documents will be available on our Internet Web site.
                       You may access and print all documents provided through this service. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. If our e-mail notification is returned to us as "undeliverable," we will contact you to obtain your updated e-mail address. If we are unable to obtain a valid e-mail address for you, we will send a paper copy by regular U.S. mail to your address of record. You may revoke your consent for electronic delivery at any time and we will resume providing you with a paper copy of all required documents; however, in order for us to be properly notified, your revocation must be given to us a reasonable time before electronic delivery has commenced. We will provide you with paper copies at any time upon request. Such request will not constitute revocation of your consent to receive required documents electronically.

Part C:  OTHER INFORMATION

         Item 24.  Financial Statements and Exhibits
                   ---------------------------------

                   (a)  Financial Statements

                        Part A:  None

                        Part B:

                        (1) Registrant's Financial Statements

                        Audited Financial Statements dated as of December 31, 1999 which are incorporated by reference from the 1999 Annual Report include the following for Separate Account A:

                                Statements of Assets and Liabilities
                                Statements of Operations
                                Statements of Changes in Net Assets
                                Notes to Financial Statements

                        (2) Depositor's Financial Statements

                        Audited Consolidated Financial Statements dated as of December 31, 1999 and 1998, and for the three year period ending December 31, 1999 included in Part B include the following for Pacific Life:

                                Independent Auditors' Report
                                Consolidated Statements of Financial Condition Consolidated Statements of Operations Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                                Notes to Consolidated Financial Statements

                   (b)  Exhibits

                   1.   (a)  Resolution of the Board of Directors of the
                             Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A /1/

                        (b) Memorandum Establishing Two New Variable Accounts - Aggressive Equity and Emerging Markets
                             Portfolios /3/

                        (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws /5/

                   2.   Not applicable

                   3.   (a)  Distribution Agreement between Pacific Mutual Life
                             and Pacific Mutual Distributors, Inc., formerly Pacific Equities Network ("PMD")/3/

                        (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers/1/

                   4.   (a)  Form of Individual Flexible Premium Deferred
                             Variable Accumulation Annuity Contract/2/

                        (b)  Qualified Plan Loan Endorsement/1/


                        (c)  Qualified Pension Plan Rider/1/

                        (d)  403(b) Tax-Sheltered Annuity Rider/4/

                        (e)  Section 457 Plan Rider/1/

                        (f) Endorsement for 403(b) Texas Optional Retirement Program (ORP)/1/

                        (g)  Qualified Plan Loan Endorsement/1/

                        (h)  Individual Retirement Annuity Rider (Form
                             20-13900)

                        (i) Roth Individual Retirement Annuity Rider (Form R-R IRA 198)/5/

                        (j) Simple Individual Retirement Annuity Rider (Form 20-13400)

                   5.   (a)  Variable Annuity Application (Form No. 25-12310)


                        (b)  Variable Annuity PAC APP/1/

                        (c)  Application/Confirmation Form/7/

                   6.   (a)  Pacific Life's Articles of Incorporation/5/

                        (b)  By-laws of Pacific Life/5/

                   7.   Not applicable

                   8.   (a)  Fund Participation Agreement/7/

                        (b) Addendum to Fund Participation Agreement (to add Growth LT Series)/1/

                        (c) Addendum to Fund Participation Agreement (to add Equity and Bond and Income Series)/1/

                        (d) Addendum to Fund Participation Agreement (to add Aggressive Equity and Emerging Markets Portfolios)/3/

                   9. Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered./1/

                   10.  Independent Auditors' Consent/8/

                   11.  Not applicable

                   12.  Not applicable

                   13.  Performance Calculations/8/

                   14.  Not applicable

                   15.  Powers of Attorney/7/

                   16.  Not applicable

--------------
/1/ Included in Registrant's Form N-4/A, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4/A, Accession No. 0000898430-95-002620 filed on December 13, 1995 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4/B, Accession No. 0000898430-96-001094 filed on March 29, 1996 and incorporated by reference herein.

/4/ Included in Registrant's Form N-4/B, Accession No. 0001017062-97-000787 filed on April 30, 1997 and incorporated by reference herein.

/5/ Included in Registrant's Form N-4/B, Accession No. 0001017062-98-000939 filed on April 29, 1998 and incorporated by reference herein.

/6/ Included in Registrant's Form N-4/B, Accession No. 0001017062-99-000758 filed on April 29, 1999 and incorporated by reference herein.

/7/ Included in Registrant's Form N-4/B, Accession No. 0001017062-00-000581, filed on February 29, 2000 and incorporated by reference herein.

/8/ Included in Registrant's Form N-4/B, Accession No. 0001017062-00-000957, filed on April 21, 2000 and incorporated by reference herein.

         Item 25.  Directors and Officers of Pacific Life

                   Positions and Offices
Name and Address     with Pacific Life
Thomas C. Sutton    Director, Chairman of the Board, and Chief Executive Officer

Glenn S. Schafer    Director and President

Khanh T. Tran       Director, Senior Vice President and Chief Financial Officer

David R. Carmichael Director, Senior Vice President and General Counsel

Audrey L. Milfs     Director, Vice President and Corporate Secretary

Edward R. Byrd      Vice President and Controller

Brian D. Klemens    Vice President and Treasurer

Gerald W. Robinson  Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                  PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                    LEGAL STRUCTURE


          Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Stock Life Insurance Company), Pacific Select Distributors, Inc. (formerly known as Pacific Mutual Distributors, Inc.), and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Stock Life Insurance Company), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc. and Pacific Financial Products Inc. (a Delaware Corporation). Pacific Asset Management LLC has an approximate 30% beneficial economic interest in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

          Approximately 5,484 Qualified

          Approximately 11,467 Non-Qualified

Item 28.  Indemnification

          (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) provides substantially as follows:

              Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

              PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

          (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) and Various Broker-Dealers provides substantially as follows:

              Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

         Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

         Item 29.  Principal Underwriters

                   (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account and Pacific Select Fund.

                   (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

                   (c) PSD retains no compensation or net discounts or commissions from the Registrant.

         Item 30.  Location of Accounts and Records

                        The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California
                        92660.

         Item 31.  Management Services

                   Not applicable

         Item 32.  Undertakings

                   The registrant hereby undertakes:

                   (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

                   (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

                   (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         Additional Representations

                   (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

                   (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of paragraphs(a) - (d) of the Rule have been complied with.

                   (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 7th day of December, 2000.

                                     SEPARATE ACCOUNT A
                                         (Registrant)

                                     By: PACIFIC LIFE INSURANCE COMPANY

                                     By: _____________________________________
                                         Thomas C. Sutton*
                                         Chairman and Chief Executive Officer

                                     By: PACIFIC LIFE INSURANCE COMPANY
                                         (Depositor)

                                     By: _____________________________________
                                         Thomas C. Sutton*
                                         Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

     Signature                  Title                               Date

________________________     Director, Chairman of the Board    December 7, 2000
Thomas C. Sutton*            and Chief Executive Officer

________________________     Director and President             December 7, 2000
Glenn S. Schafer*

________________________     Director, Senior Vice President    December 7, 2000
Khanh T. Tran*               and Chief Financial Officer

________________________     Director, Senior Vice President    December 7, 2000
David R. Carmichael*         and General Counsel

________________________     Director, Vice President and       December 7, 2000
Audrey L. Milfs*             Corporate Secretary

________________________     Vice President and Controller      December 7, 2000
Edward Byrd*

________________________     Vice President and Treasurer       December 7, 2000
Brian D. Klemens*

________________________     Executive Vice President           December 7, 2000
Gerald W. Robinson*

*By: /s/ David R. Carmichael                                    December 7, 2000
    ------------------------
     DAVID R. CARMICHAEL
     as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 6 of the Registration Statement filed on February 29, 2000 on Form N-4 for Separate Account A, Accession No. 0001017062-00-000581, as Exhibit 15).